Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Gross Sales	$ 21,353	$ 21,389	$ 17,314
Less: Royalties	1,172	545	271
Revenue	20,181	20,844	17,043
Expenses
Purchased Product	8,427	8,744	8,033
Transportation and Blending	5,184	5,942	3,748
Operating	2,088	2,184	1,949
Production and Mineral Taxes	1	1	1
(Gain) Loss on Risk Management	156	305	896
Depreciation, Depletion and Amortization	2,249	2,131	1,838
Exploration Expense	82	2,123	888
Segment Income (Loss)	1,994	(586)	(310)
General and Administrative	336	391	300
Onerous Contract Provisions	(5)	629	8
Finance Costs	511	627	645
Interest Income	(12)	(19)	(62)
Foreign Exchange (Gain) Loss, Net	(404)	854	(812)
Revaluation (Gain)			(2,555)
Transaction Costs			56
Re-measurement of Contingent Payment	164	50	(138)
Research Costs	20	25	36
(Gain) Loss on Divestiture of Assets	(2)	795	1
Other (Income) Loss, Net	(11)	(12)	(5)
Total Non-operating (Income) Expense	597	3,340	(2,526)
Earnings (Loss) From Continuing Operations Before Income Tax	1,397	(3,926)	2,216
Income Tax Expense (Recovery)	(797)	(1,010)	(52)
Net Earnings (Loss) From Continuing Operations	2,194	(2,916)	2,268
Oil Sands [Member]
Revenues
Gross Sales	10,838	10,026	7,362
Less: Royalties	1,143	473	230
Revenue	9,695	9,553	7,132
Expenses
Transportation and Blending	5,152	5,879	3,704
Operating	1,039	1,037	934
(Gain) Loss on Risk Management	23	1,551	307
Operating Margin	3,481	1,086	2,187
Depreciation, Depletion and Amortization	1,543	1,439	1,230
Exploration Expense	18	6	888
Segment Income (Loss)	1,920	(359)	69
Deep Basin [Member]
Revenues
Gross Sales	691	904	555
Less: Royalties	29	72	41
Revenue	662	832	514
Expenses
Transportation and Blending	82	90	56
Operating	337	403	250
Production and Mineral Taxes	1	1	1
(Gain) Loss on Risk Management		26
Operating Margin	242	312	207
Depreciation, Depletion and Amortization	319	412	331
Exploration Expense	64	2,117
Segment Income (Loss)	(141)	(2,217)	(124)
Refining and Marketing [Member]
Revenues
Gross Sales	10,513	11,183	9,852
Revenue	10,513	11,183	9,852
Expenses
Purchased Product	8,844	9,261	8,476
Operating	948	927	772
(Gain) Loss on Risk Management	(16)	(1)	6
Operating Margin	737	996	598
Depreciation, Depletion and Amortization	280	222	215
Segment Income (Loss)	457	774	383
Corporate and Eliminations [Member]
Revenues
Gross Sales	(689)	(724)	(455)
Revenue	(689)	(724)	(455)
Expenses
Purchased Product	(417)	(517)	(443)
Transportation and Blending	(50)	(27)	(12)
Operating	(236)	(183)	(7)
(Gain) Loss on Risk Management	149	(1,271)	583
Depreciation, Depletion and Amortization	107	58	62
Segment Income (Loss)	(242)	1,216	(638)
General and Administrative	336	391	300
Onerous Contract Provisions	(5)	629	8
Finance Costs	511	627	645
Interest Income	(12)	(19)	(62)
Foreign Exchange (Gain) Loss, Net	(404)	854	(812)
Revaluation (Gain)			(2,555)
Transaction Costs			56
Re-measurement of Contingent Payment	164	50	(138)
Research Costs	20	25	36
(Gain) Loss on Divestiture of Assets	(2)	795	1
Other (Income) Loss, Net	(11)	(12)	(5)
Total Non-operating (Income) Expense	$ 597	$ 3,340	$ (2,526)